Schedule of Net Loss From Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from discontinued operations	$ (192)	$ (191)
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues
Cost of revenues	95
Gross profit	(95)
Selling and administrative expenses	95	192
Gain on disposal of assets		1
Loss from operations	(190)	(191)
Other expense	(2)
Loss from discontinued operations	(192)	(191)
Income tax expense
Net loss from discontinued operations	(192)	(191)
FG Group Holdings Inc [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues			$ 6,385	$ 914
Cost of revenues			7,772	830
Gross profit			(1,387)	84
Selling and administrative expenses			1,203	639
Gain on disposal of assets			2,268
Loss from operations			(4,858)	(555)
Other expense			(2)
Loss from discontinued operations			(4,860)	(555)
Income tax expense
Net loss from discontinued operations			(4,860)	(555)
Strong Global Entertainment Inc [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues			6,385	914
Cost of revenues	95		7,772	830
Gross profit	(95)		(1,387)	84
Selling and administrative expenses	95	192	1,203	639
Loss from operations	(190)	(191)	(4,858)	(555)
Other expense	(2)		(2)
Loss from discontinued operations	(192)	(191)	(4,860)	(555)
Income tax expense
Net loss from discontinued operations	(192)	(191)	(4,860)	(555)
Gain on disposal of assets		$ 1	$ 2,268